Taxation	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Taxation	Taxation
Adecoagro is subject to the applicable general tax regulations in Luxembourg.

The Group’s income tax has been calculated on the estimated assessable taxable results for the year at the rates prevailing in the respective foreign tax jurisdictions. The subsidiaries of the Group are required to calculate their income taxes on a separate basis according to the rules and regulations of the jurisdictions where they operate. Therefore, the Group is not legally permitted to compensate subsidiaries’ losses against subsidiaries’ income. The details of the provision for the Group’s consolidated income tax are as follows:

	2021	2020	2019
Current income tax	(4,338)	(2,840)	666
Deferred income tax	(39,499)	(9,485)	(21,486)
Income tax expense	(43,837)	(12,325)	(20,820)

The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	30%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%

(i) During 2017 and 2019, the Argentine Government introduced changes in the income tax. The income tax rate would be reduced to 30% for the years 2018 to 2020, and to 25% from 2021 onwards. A new tax on dividends was created with a rate of 7% for the years 2018 to 2020, and 13% from 2021 onwards. In June, 2021, the Argentine Government introduced new changes in the income tax, establishing increasing rates, which starts in 25% and reach 35% for income tax gains over Pesos 50 million (0.5 million USD). Also it establishes this new scheme is applicable for the year 2021 onwards. It also establishes a 7% withholding tax for dividends.

Deferred tax assets and liabilities of the Group as of December 31, 2021 and 2020, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2021	2020
Deferred income tax asset to be recovered after more than 12 months	102,374	105,424
Deferred income tax asset to be recovered within 12 months	21,976	23,744
Deferred income tax assets	124,350	129,168

Deferred income tax liability to be settled after more than 12 months	(362,114)	(278,035)
Deferred income tax liability to be settled within 12 months	(17,763)	(13,689)
Deferred income tax liability	(379,877)	(291,724)
Deferred income tax liability, net	(255,527)	(162,556)

The gross movement on the deferred income tax account is as follows:

	2021	2020
Beginning of year	(162,556)	(151,844)
Exchange differences	(40,644)	1,536
Changes of fair value valuation for farmlands	(9,953)	(11,790)
Disposal of subsidiary	—	3,458
Others	(349)	(159)
Tax credit relating to cash flow hedge (i)	(2,526)	5,728
Income tax benefit expense	(39,499)	(9,485)
End of year	(255,527)	(162,556)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$46,145 for the year ended December 31, 2021 (2020: US$75,822); net of the reclassification from Equity to the Income Statement of US$ (26,031) for the year ended December 31, 2021 (2020: US$ (32,305))

The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2020	280,859	11,907	4,179	(834)	296,111
Charged / (credited) to the statement of income	11,581	(1,928)	6,463	—	16,116
Farmlands revaluation	11,521	269	—	—	11,790
Disposals of subsidiaries	(3,513)	—	—	—	(3,513)
Exchange differences	(28,920)	(370)	510	—	(28,780)
At December 31, 2020	271,528	9,878	11,152	(834)	291,724
Charged / (credited) to the statement of income	43,270	(817)	(755)	(1,811)	39,887
Farmlands revaluation	11,469	(1,516)	—	—	9,953
Disposals of subsidiaries	—	—	—	—	—
Exchange differences	32,167	2,336	1,797	2,013	38,313
At December 31, 2021	358,434	9,881	12,194	(632)	379,877

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2020	3,237	91,419	3,383	1,548	4,508	40,172	144,267
Charged / (credited) to the statement of income	4,941	(5,843)	(835)	34,017	(4,508)	(21,141)	6,631
Acquisition of subsidiaries	—	—	—	—	—	(55)	(55)
Others	—	—	(60)	—	—	(99)	(159)
Tax charge relating to cash flow hedge	—	5,728	—	—	—	—	5,728
Exchange differences	(1,152)	(20,363)	—	(9,460)	—	3,731	(27,244)
At December 31, 2020	7,026	70,941	2,488	26,105	—	22,608	129,168
(Credited) / charged to the statement of income	1,978	13,108	—	(13,589)	452	(1,561)	388
Others	—	—	(349)	—	—	—	(349)
Tax charge relating to cash flow hedge	—	(2,526)	—	—	—	—	(2,526)
Exchange differences	20	3,158	—	(2,952)	(386)	(2,171)	(2,331)
At December 31, 2021	9,024	84,681	2,139	9,564	66	18,876	124,350

Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years. Tax loss carry forwards in Brazil and Luxembourg do not expire. However, in Brazil, the taxable profit for each year can only be reduced by tax loss carry forward up to a maximum of 30%.

In order to fully realize the deferred tax asset, the Group will need to generate future taxable income in the countries where the tax loss carry forward were incurred. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes that as at December 31, 2021, it is probable that the Group will realize some portion of the deferred tax assets in Brazil and Argentina.

As of December 31, 2021, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	119,385	5 years
Brazil	114,479	No expiration date.
Uruguay	2,458	5 years
Luxembourg	28,263	No expiration date.

(1) As of December 31, 2021, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2018	20,543
2019	82,262
2020	16,580

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2021	2020	2019
Tax calculated at the tax rates applicable to profits in the respective countries	(54,291)	(4,184)	(7,250)
Non-deductible items	(3,459)	(7,642)	(1,511)
Effect of the changes in the statutory income tax rate in Argentina	(31,962)	6,324	3,115
Unused tax losses	482	(710)	(3,742)
Non-taxable income	13,604	11,060	11,545
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	38,121	1,529	1,910
Effect of IAS 29 and tax adjustment per inflation in Argentina	(6,402)	(19,239)	(23,805)
Others	70	537	(1,082)
Income tax expense	(43,837)	(12,325)	(20,820)

(1) 2021 includes 37,175 of adjustment by inflation of tax loss carryforwards in Argentina.

Tax Inflation Adjustment in Argentina

Laws 27,430, 27,468 and 27,541 introduced several amendments to the income tax inflation adjustments provided by the Income Tax Law. According to these provisions, and effective as from fiscal years beginning on or after January 1, 2018, the inflation adjustment procedure set out in Title VI of the Income Tax Law shall be applicable in fiscal years in which the variation of IPC price index, accumulated in the 36 months immediately preceding the end of the relevant fiscal year, is higher than 100%. As from its effectiveness, this procedure is applicable because the variation of the IPC reached the prescribed limits.

However, Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992 to certain items, such as, fixed assets, inventory, and tax loss carryforwards, among others.
After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011, 2012 and 2014 fiscal years in the cases brought by “Distribuidora Gas del Centro” (10/14/14, 06/02/15, 10/04/16 and 06/25/19), among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

The Company believes that the lack of application of the income tax inflation adjustment is confiscatory. Accordingly, based on the precedents and the opinion of external and internal tax advisors, the Company has adjusted all items for inflation including those suspended by Section 39 of Law 24, 073 as described above. The net effect of the inflation adjustment resulted in a deferred tax asset of US$37.2 million.

The application of local tax laws require interpretation, and accordingly involves the application of judgement and is open to challenge by the relevant tax authorities. This gives rise to a level of uncertainty. Provisions for uncertain tax positions are established in accordance with IFRIC 23 based on an assessment of the range of likely tax outcomes in open years and reflecting the strength of technical arguments. Amounts are provided for individual tax uncertainties based on management’s assessment of whether the most likely amount or an expected amount based on a probability weighted methodology is the more appropriate predicter of amounts that the Company is ultimately expected to settle. When making this assessment, the Company utilizes specialist in-house tax knowledge and experience and takes into consideration specialist tax advice from third party advisers on specific items. The Company has not provided any amount in this case based on its belief that it has solid arguments to support its position.